Business Combinations - Summary of Assets and Liabilities Recognized upon Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Jun. 12, 2017
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 36,043	$ 38,449
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Intangible assets			$ 1
Tangible assets			4
Trade receivables			301
Cash and cash equivalents			195
Trade payables			(1,341)
Total net identified liabilities acquired			(840)
Goodwill			3,023
Total goodwill acquired			3,023
Net assets acquired			$ 2,183
Style.com
Disclosure Of Business Combinations [Line Items]
Total net identified liabilities acquired				$ 1,856
Goodwill				7,050
Net assets acquired				12,411
Inventories				1,856
Customer relationships				1,178
Trademarks and domain name				3,046
Deferred tax liability				(719)
Total goodwill and identifiable intangible assets acquired				$ 10,555